Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
September 30, 2023 (Unaudited)

MUNICIPAL BONDS - 97.9%	Principal Amount	Value
General Obligation Bonds - 11.8%
Chicago Illinois Park District		$–
5.00%, 01/01/2044	9,000,000	9,055,063
Comal Texas Independent School District		$–
2.50%, 02/01/2038	5,000,000	3,702,800
Des Moines Iowa		$–
1.75%, 06/01/2038	3,365,000	2,136,958
2.00%, 06/01/2038	4,545,000	3,037,454
Fort Worth Texas		$–
2.00%, 03/01/2038	6,475,000	4,286,218
Frisco Texas		$–
2.00%, 02/15/2038	4,740,000	3,185,634
2.00%, 02/15/2038	1,675,000	1,125,725
Hempstead New York		$–
2.13%, 06/15/2037	6,580,000	4,713,243
2.13%, 06/15/2038	6,720,000	4,679,668
Henderson Nevada		$–
2.00%, 06/01/2038	2,830,000	1,850,754
2.00%, 06/01/2039	1,585,000	1,010,201
Illinois State		$–
5.00%, 11/01/2024	3,470,000	3,498,845
5.00%, 12/01/2025	4,050,000	4,121,815
4.00%, 10/01/2033	1,700,000	1,643,407
5.00%, 05/01/2039	8,980,000	8,635,572
King Washington		$–
3.80%, 01/01/2046 (a)	5,000,000	5,000,000
Lewiston Maine		$–
1.75%, 02/15/2038	1,270,000	791,112
1.75%, 02/15/2039	1,270,000	766,115
Madison Wisconsin Metropolitan School District		$–
1.88%, 03/01/2038	5,810,000	3,702,730
Massachusetts, Commonwealth of		$–
2.00%, 03/01/2038	2,250,000	1,543,924
New York City New York		$–
4.17%, 04/01/2042 (a)	10,000,000	10,000,000
Omaha Nebraska School District		$–
1.88%, 12/15/2038	7,875,000	5,098,725
Rutherford Tennessee		$–
1.88%, 04/01/2039	5,870,000	3,775,256
Somerville Massachusetts		$–
2.00%, 10/15/2038	4,455,000	3,015,336
Suffolk Virginia		$–
1.88%, 02/01/2038	1,645,000	1,074,449
1.88%, 02/01/2040	1,385,000	857,039
West Des Moines Iowa		$–
2.00%, 06/01/2039	1,235,000	810,788
Willis Texas Independent School District		$–
2.00%, 02/15/2038	1,525,000	1,033,395
2.00%, 02/15/2039	1,500,000	991,099
Total General Obligation Bonds		95,143,325

Revenue Bonds - 86.1%
American Municipal Power, Inc.		$–
4.00%, 02/15/2037	5,310,000	4,920,376
4.00%, 02/15/2038	5,940,000	5,405,428
Austin Texas		$–
7.88%, 09/01/2026	3,225,000	3,246,182
Bartow County Georgia Development Authority		$–
3.95%, 12/01/2032 (a)	6,295,000	6,082,141
Black Belt Energy Gas District		$–
4.00%, 12/01/2048 (a)	17,000,000	17,000,102
4.60% (SIFMA Municipal Swap Index + 0.62%), 12/01/2048	11,685,000	11,681,519
4.33% (SIFMA Municipal Swap Index + 0.35%), 10/01/2052	24,000,000	23,372,818
5.25%, 01/01/2054 (a)	7,670,000	7,747,503
Buckeye Ohio Tobacco Settlement Financing Authority		$–
4.00%, 06/01/2037	10,325,000	9,909,094
California Community Choice Financing Authority		$–
5.00%, 03/01/2029	4,280,000	4,351,109
4.43% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052	5,000,000	4,647,362
California Earthquake Authority		$–
5.60%, 07/01/2027	10,000,000	9,940,543
California Infrastructure & Economic Development Bank		$–
4.33% (SIFMA Municipal Swap Index + 0.35%), 08/01/2047	1,050,000	1,040,112
3.65%, 01/01/2050 (a)(b)	10,400,000	10,336,801
Central Plains Energy Project		$–
5.00%, 03/01/2050 (a)	7,150,000	7,174,316
Chicago Illinois Board of Education Dedicated Capital Improvement Tax		$–
5.25%, 04/01/2036	3,200,000	3,377,042
5.25%, 04/01/2037	3,700,000	3,867,170
5.25%, 04/01/2040	3,250,000	3,340,530
Chicago Illinois Midway International Airport		$–
5.00%, 01/01/2035	3,000,000	2,999,764
Chicago Illinois Waterworks Revenue		$–
5.00%, 11/01/2044	4,095,000	3,950,862
Colorado Health Facilities Authority		$–
5.00%, 12/01/2035	7,715,000	7,493,446
Delaware Valley Regional Finance Authority		$–
4.38% (SIFMA Municipal Swap Index + 0.40%), 03/01/2057	3,000,000	2,966,470
Du Page Illinois		$–
3.00%, 05/15/2047	7,680,000	4,930,946
Farmington New Mexico		$–
1.80%, 04/01/2029	20,000,000	16,465,250
Gainesville Florida Utilities System Revenue		$–
3.85%, 10/01/2042 (a)	11,875,000	11,875,000
Grand Forks North Dakota		$–
6.63%, 12/15/2031 (b) (c)	5,000,000	2,500,000
9.00%, 06/15/2044 (b) (c)	2,500,000	1,250,000
Harris County Texas Sports Authority		$–
4.51%, 11/15/2034 (d)	4,050,000	2,241,852
Henrico County Virginia Economic Development Authority		$–
3.87%, 08/23/2027 (a)	800,000	800,000
Illinois State		$–
3.00%, 06/15/2031	10,335,000	9,224,425
Illinois State Toll Highway Authority		$–
5.00%, 01/01/2031	3,000,000	3,001,898
5.00%, 01/01/2038	14,150,000	14,149,809
Industrial Development Authority of St Louis Missouri		$–
2.22%, 12/01/2038	4,865,317	3,375,100
Industrial Development Board of Mobile Alabama		$–
3.78%, 06/01/2034 (a)	2,500,000	2,456,712
Kentucky Public Energy Authority		$–
4.00%, 12/01/2049 (a)	1,585,000	1,561,723
4.95% (1 mo. LIBOR US + 1.30%), 12/01/2049	4,100,000	4,097,169
Las Vegas Nevada Redevelopment Agency		$–
5.00%, 06/15/2028	2,280,000	2,308,504
Lehigh Pennsylvania		$–
5.07% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	9,615,000	9,502,596
Los Angeles California Department of Airports		$–
4.00%, 05/15/2042	7,950,000	7,160,300
Louisville/Jefferson County Kentucky Metropolitan Government		$–
5.75%, 10/01/2042	5,000,000	5,000,000
Love Field Texas Airport Modernization Corp.		$–
4.00%, 11/01/2036	17,720,000	16,582,030
Main Street Natural Gas, Inc.		$–
4.48% (1 mo. LIBOR US + 0.83%), 08/01/2048	17,000,000	17,022,578
4.55% (SIFMA Municipal Swap Index + 0.57%), 08/01/2048	5,000,000	4,998,426
5.26% (SOFR + 1.70%), 12/01/2053	28,500,000	28,316,907
Maricopa County Arizona Industrial Development Authority		$–
4.55% (SIFMA Municipal Swap Index + 0.57%), 01/01/2035	5,290,000	5,277,669
Maryland Community Development Administration		$–
2.41%, 07/01/2043	5,000,000	3,276,836
Maryland Economic Development Corp.		$–
4.38%, 07/01/2036	3,000,000	2,750,241
Massachusetts Housing Finance Agency		$–
4.00%, 12/01/2033	3,055,000	2,850,990
Metropolitan Pier & Exposition Authority		$–
2.45%, 12/15/2033 (d)	1,495,000	936,337
5.71%, 06/15/2036 (d)	5,000,000	2,734,497
4.27%, 06/15/2037 (d)	10,165,000	5,204,234
5.10%, 12/15/2037 (d)	20,365,000	10,096,776
Metropolitan Transportation Authority		$–
3.19%, 11/15/2029 (d)	1,705,000	1,297,593
5.00%, 11/15/2032	5,050,000	5,064,290
3.58%, 11/15/2033 (d)	6,000,000	3,739,802
5.00%, 11/15/2038	5,000,000	4,963,072
5.00%, 11/15/2038	5,835,000	5,791,905
5.00%, 11/15/2038	17,590,000	17,460,087
5.00%, 11/15/2038	15,000,000	14,889,216
5.25%, 11/15/2044	5,000,000	4,984,691
Miami-Dade County Florida Expressway Authority		$–
6.49% (1 mo Term SOFR + 1.05%), 07/01/2026	4,385,000	4,458,829
6.49% (1 mo Term SOFR + 1.05%), 07/01/2029	5,260,000	5,312,883
6.49% (1 mo Term SOFR + 1.05%), 07/01/2032	8,260,000	8,280,613
Miami-Dade Florida Aviation Revenue		$–
5.00%, 10/01/2024	10,000,000	10,008,235
5.00%, 10/01/2036	3,595,000	3,591,719
New Hope Texas Cultural Education Facilities Finance Corp.		$–
5.00%, 07/01/2031 (c)	1,080,000	486,000
5.25%, 07/01/2036 (c)	1,750,000	787,500
5.00%, 07/01/2046	4,000,000	2,000,000
5.50%, 07/01/2046 (c)	250,000	112,500
5.75%, 07/01/2051 (c)	2,000,000	900,000
New Jersey Economic Development Authority		$–
7.43%, 02/15/2029	12,745,000	13,469,307
New Jersey Transportation Trust Fund Authority		$–
5.75%, 12/15/2028	11,000,000	11,026,891
2.22%, 12/15/2035 (d)	1,000,000	571,524
4.24%, 12/15/2037 (d)	10,050,000	5,017,333
5.16%, 12/15/2038 (d)	5,000,000	2,345,478
4.64%, 12/15/2039 (d)	21,355,000	9,490,777
New Mexico Municipal Energy Acquisition Authority		$–
5.00%, 11/01/2039 (a)	13,565,000	13,574,803
New York Convention Center Development Corp.		$–
3.93%, 11/15/2032 (d)	2,000,000	1,323,420
4.29%, 11/15/2035 (d)	8,730,000	4,938,723
3.84%, 11/15/2037 (d)	5,750,000	2,853,212
New York Liberty Development Corp.		$–
3.00%, 09/15/2043	6,700,000	4,828,895
New York State Mortgage Agency Homeowner Mortgage Revenue		$–
4.70%, 04/01/2036	1,745,000	1,637,441
New York State Transportation Development Corp.		$–
5.00%, 07/01/2041	5,500,000	5,359,099
Newport News Virginia Economic Development Authority		$–
5.00%, 12/01/2031	3,375,000	3,385,048
Niagara County New York Tobacco Asset Securitization Corp.		$–
5.00%, 05/15/2024	1,760,000	1,762,975
Park Creek Metropolitan District		$–
5.00%, 12/01/2034	1,000,000	1,007,063
Patriots Energy Group Financing Agency		$–
4.51% (1 mo. LIBOR US + 0.86%), 10/01/2048	10,000,000	9,988,552
Philadelphia Pennsylvania Authority for Industrial Development		$–
5.00%, 04/01/2032	3,000,000	3,031,135
Port Authority of New York & New Jersey		$–
5.00%, 12/01/2033	2,250,000	2,253,741
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue		$–
5.80%, 07/01/2031 (d)	16,249,000	11,531,553
San Diego California Tobacco Settlement Revenue Funding Corp.		$–
4.00%, 06/01/2032	3,675,000	3,544,219
Tampa Florida		$–
4.65%, 09/01/2039 (d)	1,100,000	452,659
4.74%, 09/01/2041 (d)	1,280,000	462,699
3.75%, 09/01/2045 (d)	1,850,000	515,628
TerrebonneParish Louisiana		$–
3.17%, 04/01/2036 (d)	3,045,000	1,699,608
Texas Municipal Gas Acquisition and Supply Corp. II		$–
3.90% (3 mo Term SOFR + 0.86%), 09/15/2027	12,970,000	12,656,708
4.13% (3 mo Term SOFR + 1.05%), 09/15/2027	12,670,000	12,440,990
4.90% (SIFMA Municipal Swap Index + 0.55%), 09/15/2027	6,655,000	6,553,567
Texas Municipal Power Agency		$–
3.00%, 09/01/2035	1,630,000	1,361,860
Tobacco Settlement Authority		$–
5.25%, 06/01/2032	460,000	443,229
Tobacco Settlement Finance Authority		$–
2.55%, 06/01/2029	4,505,000	3,824,439
Tobacco Settlement Financing Corp.		$–
5.00%, 06/01/2035	23,310,000	23,482,706
5.25%, 06/01/2046	5,000,000	5,028,360
TSASC, Inc.		$–
5.00%, 06/01/2030	7,960,000	8,204,264
5.00%, 06/01/2031	1,070,000	1,101,231
Utah Housing Corp.		$–
3.00%, 01/21/2052	5,585,455	4,544,815
4.50%, 06/21/2052	9,193,014	8,588,264
5.00%, 10/21/2052	4,938,871	4,643,331
Utility Debt Securitization Authority		$–
5.00%, 12/15/2030	10,000,000	10,012,502
Vermont Student Assistance Corp.		$–
5.85% (30 day avg SOFR US + 1.00%), 06/02/2042	11,840,226	11,820,205
Virginia Small Business Financing Authority		$–
4.00%, 12/01/2036	1,230,000	1,100,281
Washington Health Care Facilities Authority		$–
5.00%, 10/01/2033	2,540,000	2,540,062
Wisconsin Health & Educational Facilities Authority		$–
5.00%, 05/01/2027	1,610,000	1,613,829
Total Revenue Bonds		686,960,856
TOTAL MUNICIPAL BONDS (Cost $814,965,848)		782,104,181

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%	Shares
First American Government Obligations Fund - Class Z, 5.22%(e)	10,552,341	10,552,341
Total Money Market Funds		10,552,341
TOTAL SHORT-TERM INVESTMENTS (Cost $10,552,341)		10,552,341

TOTAL INVESTMENTS - 99.2% (Cost $825,518,189)		792,656,522
Other Assets in Excess of Liabilities - 0.8%		6,474,075
TOTAL NET ASSETS - 100.0%		$799,130,597

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2023.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is in default and missed all or a portion of its last payment of interest.
(d)	Zero-coupon bond. The rate shown is the effective yield as of September 30, 2023.
(e)	The rate shown represents the 7-day effective yield as of September 30, 2023.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3
Fixed Income Securities:
Municipal Bonds	$–	$782,104,181	$–
Total Fixed Income Securities	–	782,104,181	–

Short-Term Investments:	–	–	–
Money Market Funds	10,552,341	–	–
Total Short-Term Investments	10,552,341	–	–

Total Investments in Securities	$10,552,341	$782,104,181	$–